UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Altai Capital Management, L.P.
Address: 152 West 57th Street
         10th Floor
         New York, NY  10019

13F File Number:  028-14327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Toby E. Symonds
Title:     Managing Principal
Phone:     212-201-5763

Signature, Place, and Date of Signing:

 /s/ Toby E. Symonds     New York, NY / USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $188,576 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CLEARWATER PAPER CORP          COM              18538R103    11213   328620 SH       SOLE                   328620
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140    19773   631942 SH       SOLE                   631942
INTRALINKS HLDGS INC           COM              46118H104    15274  3487149 SH       SOLE                  3487149
ISOFTSTONE HLDGS LTD           SPONSORED ADS    46489B108     3601   631700 SH       SOLE                   631700
LEAP WIRELESS INTL INC         COM NEW          521863308    12614  1961722 SH       SOLE                  1961722
MCMORAN EXPLORATION CO         NOTE 4.000%12/3  582411AJ3     7766  7100000 PRN      SOLE                                    7100000
MEMC ELECTR MATLS INC          COM              552715104    35301 16267736 SH       SOLE                 16267736
METROPCS COMMUNICATIONS INC    COM              591708102    12961  2142366 SH       SOLE                  2142366
PARAMETRIC TECHNOLOGY CORP     COM NEW          699173209     3731   178000 SH       SOLE                   178000
RESEARCH IN MOTION LTD         COM              760975102     5173   700000 SH       SOLE                   700000
SEALY CORP                     COM              812139301     8602  4649492 SH       SOLE                  4649492
SIX FLAGS ENTMT CORP NEW       COM              83001A102    52567   970234 SH       SOLE                   970234